Annual Operating Expenses {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund Retail PRO-06 - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund
Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	1.08%